Employee Benefits - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan [Abstract]
Employee benefit expenses	¥ 14,152	¥ 9,294	¥ 5,120